Stockholders' Equity - 351 Exchange (Details) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 12, 2025 bitcoin $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 11, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 11, 2025 USD ($)	Sep. 30, 2024 USD ($)
Class of Stock [Line Items]
Other derivative gain (loss)		$ (14,731)	$ 0	$ 0	$ 0	$ 0
351 Exchange
Class of Stock [Line Items]
Other derivative gain (loss)		$ (14,700)
351 Exchange | Bitcoin
Class of Stock [Line Items]
Bitcoin received in exchange (in bitcoin) | bitcoin	69
351 Exchange | Class A Common Stock
Class of Stock [Line Items]
Shares issued (in shares) | shares	2.7
Sale of stock, price per share (in USD per share) | $ / shares	$ 3